Geographic Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long Lived Assets
Long Lived Assets, Total	$ 3,018,022	$ 2,675,811				$ 2,688,703				$ 3,018,022		$ 2,675,811	$ 2,688,703	$ 2,790,317
Revenues
Total Revenue	204,525	205,929	230,593	254,406	204,564	246,911	343,575	231,090	199,624	376,322	458,970	895,492	1,021,200	515,457
UNITED STATES [Member]
Long Lived Assets
Long Lived Assets in Individual Foreign Countries		608,051				515,096						608,051	515,096	488,104
Long Lived Assets in Entity's Country of Domicile	503,105	514,687								503,105		514,687
Revenues
Total Revenue	65,754			55,277						144,502	84,411	243,379	208,517	77,951
AUSTRALIA [Member]
Long Lived Assets
Long Lived Assets in Individual Foreign Countries	27,364	29,408				33,999				27,364		29,408	33,999	37,147
Revenues
Total Revenue	3,479			5,232						6,462	11,946	18,848	18,737	10,618
ARGENTINA [Member]
Long Lived Assets
Long Lived Assets in Individual Foreign Countries		1,705				5,213						1,705	5,213	1,882
Long Lived Assets in Individual Foreign Countries	94,964	95,134								94,964		95,134
Revenues
Total Revenue	(161)			4,149						(662)	7,767	13,162	13,347	53,875
BOLIVIA [Member]
Long Lived Assets
Long Lived Assets in Individual Foreign Countries	235,781	240,905				230,956				235,781		240,905	230,956	234,306
Revenues
Total Revenue	49,236			53,383						82,377	94,759	178,005	267,502	142,988
MEXICO [Member]
Long Lived Assets
Long Lived Assets in Individual Foreign Countries	2,156,808	1,795,677				1,903,374				2,156,808		1,795,677	1,903,374	2,028,864
Revenues
Total Revenue	86,217			136,365						143,643	260,087	442,098	513,097	230,025
Chile [Member]
Long Lived Assets
Long Lived Assets in Individual Foreign Countries		$ 65				$ 65						$ 65	$ 65	$ 14